Nature of Business and Organization	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and organization
Note 1– Nature of business and organization

Tungray Technologies Inc (“Tungray”) was incorporated and registered as an exempted company with limited liability under the laws of Cayman Islands on June 1, 2022. Tungray is a holding company and has no substantive operations other than holding all of the outstanding shares of its subsidiaries through various recapitalizations. Tungray and its subsidiaries are hereafter referred as the “Company”.

The Company, through its wholly-owned subsidiaries in Singapore and China, is engaged in the field of industrial automation. The Company is an engineer-to-order company that has provided its customers with tooling solutions and customized industrial manufacturing solutions to Original Equipment Manufacturers (“OEMs”) in the industry sectors of semiconductors, printers, electronics, and home appliances sectors.

Reorganization

On June 21, 2022, Tungray established three wholly-owned subsidiaries under the laws of the British Virgin Island (“BVI”), Tungray Motion Ltd (“Tungray Motion”), Tungray Electronics Ltd (“Tungray Electronics”) and Tungray Intelligent Technology Ltd (“Tungray Intelligent”), investment holding companies with limited liability.

Tungray completed various recapitalizations under common control of its then existing shareholders, who collectively owned all of the equity interests of those three BVIs, holding companies incorporated under the laws of the British Virgin Islands (“BVI”) prior to the Reorganization, through the following transaction.

●	On November 22, 2022, Tungray acquired 100% of the equity interests in Tungray Singapore Pte. Ltd. (“Tungray Singapore”) a Singapore limited company, through Tungray Motion for nominal consideration.

●	On November 22, 2022, Tungray acquired 100% of the equity interests in Tung Resource Pte Ltd (“Tung Resource”) a Singapore limited company, through Tungray Electronics for nominal consideration.

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On July 14, 2022, Tungray Intelligent established a wholly-owned subsidiary Tungray Technology Pte Ltd (“Tungray Technology”) a Singapore limited company, which established Tongsheng Intelligence Technology Development (Shenzhen) Co., Ltd (“Tongsheng Development”) on August 22, 2022 under the laws of the PRC. On September 28, 2022, Tungray acquired 100% of the equity interests in Qingdao Tungray Intelligent Technology Co., Ltd (“Qingdao Tungray Intelligent”) through Tungray Intelligent and Tongsheng Development for no consideration.

Before and after the Reorganization, the Company, together with its subsidiaries (as indicated above), is effectively controlled by the majority shareholders, and therefore the Reorganization is considered as a recapitalization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements in accordance with ASC 805-50-45-5.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background	Ownership
Tungray Motion Ltd (“Tungray Motion”)	● A BVI holding company ● Incorporated on June 21, 2022	100% owned by Tungray
Tungray Electronics Ltd (“Tungray Electronics”)	● A BVI holding company ● Incorporated on June 21, 2022	100% owned by Tungray
Tungray Intelligent Technology Ltd (“Tungray Intelligent”)	● A BVI holding company ● Incorporated on June 21, 2022	100% owned by Tungray

Tungray Singapore Pte. Ltd. (“Tungray Singapore”)	● A Singapore Company Limited by Shares ● Incorporated on June 21, 2007 ● Installation of industrial machinery and equipment, mechanical engineering works	100% owned by Tungray Motion
Tung Resource Pte Ltd (“Tung Resource”)	● A Singapore Company Limited by Shares ● Incorporated on July 9, 1996 ● Installation of industrial machinery and equipment, mechanical engineering works	100% owned by Tungray Electronics
Tungray Industrial Automation (Shenzhen) Co., Ltd (“Tungray Industrial”)
●       A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)
●       Incorporated on May 27, 2010
●       Design, development and manufacture of non- standard equipment such as automated assembly equipment, precision testing equipment, tooling fixtures, etc.
100% owned by Tungray Singapore
Tongsheng Intelligent Equipment (Shenzhen) Co., Ltd (“Tongsheng Intelligent”)	● A PRC limited liability company ● Incorporated on October 25, 2021 ● Research and development of intelligent robots; sales of intelligent robots; sales of intelligent storage equipment	70% owned by Tungray Industrial
Qingdao Tongri Electric Machines Co., Ltd (“Tongri Electric”)
●       A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)
●       Incorporated on December 26, 2001
●      Design, R&D and manufacturing of induction brazing equipment, induction hardening equipment, automatic welding equipment, linear motors, DD motors
100% owned by Tung Resource
Qingdao Tungray Intelligent Technology Co., Ltd (“Qingdao Tungray Intelligent”)
●       A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)
●       Incorporated on September 30, 2017
●       Design, R&D and manufacturing of induction brazing equipment, induction hardening equipment, automatic welding equipment, linear motors, DD motors
100% owned by Tongsheng Development
Tungray Technology Pte Ltd (“Tungray Technology”)	● A Singapore Company Limited by Shares ● Incorporated on July 14, 2022 ● Installation of industrial machinery and equipment, mechanical engineering works	100% owned by Tungray Intelligent
Tongsheng Intelligence Technology Development (Shenzhen) Co., Ltd. (“Tongsheng Development”)
●        A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)
●        Incorporated on August 22, 2022
●        Research and development of intelligent robots; sales of intelligent robots; sales of intelligent storage equipment
100% owned by Tungray Technology